UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $303,202 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     6291   900000 SHS      SOLE                   900000        0        0
ANCESTRY COM INC               COM              032803108     1035    25000 SHS      SOLE                    25000        0        0
APPLE INC                      COM              037833100     5035    15000 SHS      SOLE                    15000        0        0
ASML HOLDING N V               NY REG SHS       N07059186     5544   150000 SHS      SOLE                   150000        0        0
ATMEL CORP                     COM              049513104    14070  1000000 SHS      SOLE                  1000000        0        0
BROADCOM CORP                  CL A             111320107    17325   515000 SHS      SOLE                   515000        0        0
BROADCOM CORP                  CL A             111320107    33640  1000000 SHS CALL SOLE                  1000000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306     5814   900000 SHS      SOLE                   900000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    12920  2000000 SHS CALL SOLE                  2000000        0        0
CITRIX SYS INC                 COM              177376100     4000    50000 SHS      SOLE                    50000        0        0
DELL INC                       COM              24702R101    10002   600000 SHS      SOLE                   600000        0        0
EBAY INC                       COM              278642103      807    25000 SHS      SOLE                    25000        0        0
EBAY INC                       COM              278642103    41951  1300000 SHS CALL SOLE                  1300000        0        0
EXPEDIA INC DEL                COM              30212P105      435    15000 SHS      SOLE                    15000        0        0
GOOGLE INC                     CL A             38259P508     5064    10000 SHS      SOLE                    10000        0        0
INTEL CORP                     COM              458140100    17728   800000 SHS      SOLE                   800000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    18456  1250000 SHS      SOLE                  1250000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    23295  1577200 SHS CALL SOLE                  1577200        0        0
NETLOGIC MICROSYSTEMS INC      COM              64118B100     4413   109171 SHS      SOLE                   109171        0        0
ORACLE CORP                    COM              68389X105     2468    75000 SHS      SOLE                    75000        0        0
PMC-SIERRA INC                 COM              69344F106    22263  2941000 SHS      SOLE                  2941000        0        0
QUALCOMM INC                   COM              747525103    17889   315000 SHS      SOLE                   315000        0        0
RUBICON TECHNOLOGY INC         COM              78112T107     2529   150000 SHS      SOLE                   150000        0        0
SUCCESSFACTORS INC             COM              864596101      735    25000 SHS      SOLE                    25000        0        0
TIBCO SOFTWARE INC             COM              88632Q103     4353   150000 SHS      SOLE                   150000        0        0
TIBCO SOFTWARE INC             COM              88632Q103    20314   700000 SHS CALL SOLE                   700000        0        0
VMWARE INC                     CL A COM         928563402     3007    30000 SHS      SOLE                    30000        0        0
WESTERN DIGITAL CORP           COM              958102105     1819    50000 SHS      SOLE                    50000        0        0